Average Annual Total Returns{- Fidelity Freedom Blend 2050 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-09 - Fidelity Freedom Blend 2050 Fund	Fidelity Advisor Freedom Blend 2050 Fund - Class A Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2050 Fund - Class A Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2050 Fund - Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Freedom Blend 2050 Fund - Class A After Taxes on Distributions Since Inception		Fidelity Advisor Freedom Blend 2050 Fund - Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Freedom Blend 2050 Fund - Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Freedom Blend 2050 Fund - Class M Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2050 Fund - Class M Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2050 Fund - Class C Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2050 Fund - Class C Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2050 Fund - Class I Advisor Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2050 Fund - Class I Advisor Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2050 Fund - Class Z Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2050 Fund - Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F0391 Past 1 year	F0391 Since Inception
Total	9.25%	11.21%	[1]	6.74%	9.49%	[1]	6.43%	8.36%	[1]	11.67%	11.73%	[1]	14.16%	12.37%	[1]	16.23%	13.51%	[1]	16.32%	13.61%	[1]	28.71%	18.13%	[1]	16.18%	13.11%	[1]

[1]	(a)From August 31, 2018